Cover Page	6 Months Ended
Jun. 30, 2022
Entity Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	QUANERGY SYSTEMS, INC.
Entity Central Index Key	0001794621
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	true